SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
6.	Short-Term Investments
The Company classified short-term investments as
available-for-sale
securities, as the sale of such investments may be required prior to maturity to implement management strategies. The Company did not have short-term investments as of December 31, 2021. The following table summarizes short-term investments as of December 31, 2022:

	As of December 31, 2022
		Unrealized
(in thousands)	Amortized Cost	Gains	Losses	Estimated Fair Value
Government and agency securities	$34,781	$15	$(7)	$34,789
Commercial paper	17,491	—	—	17,491
Corporate debt securities	1,983	—	—	1,983
Asset-backed securities	611	1	—	612

Total investments	$54,866	$16	$(7)	$54,875

The Company has classified all investments with maturity dates beyond three months at the date of purchase as short-term investments in the consolidated and combined balance sheets based upon its ability and intent to use the investments to satisfy the liquidity needs of current operations. The following table summarizes available-for-sale
investments by maturity as of December 31, 2022:

(in thousands)	Amortized Cost	Estimated Fair Value
Due in one year or less	$54,866	$54,875
Due after one year	—	—

Total investments	$54,866	$54,875

The following table summarizes the Company’s
available-for-sale
investments’ gross unrealized losses and fair value aggregated by investment category and length of time that individual securities have been in a continuous loss position, as of December 31, 2022:

	As of December 31, 2022
	Less than 12 months			More than 12 months			Total
(in thousands)	Count	Fair Value	Unrealized Losses	Count	Fair Value	Unrealized Losses	Count	Fair Value	Unrealized Losses
Government and agency securities	7	$13,667	$(7)	—	$—	$—	7	$13,667	$(7)

	7	$13,667	$(7)	—	$—	$—	7	$13,667	$(7)

The Company had certain
available-for-sale
debt securities in an unrealized loss position without an allowance for credit losses as of December 31, 2022. Unrealized losses on these debt securities have not been recognized into income because of (1) the issuers’ high credit quality, (2) management does not intend to sell and it is likely that management will not be required to sell these securities prior to their anticipated recovery and (3) the decline in fair value is largely due to market conditions and/or changes in interest rates. The issuers continue to make timely interest payments on the securities, and the fair value is expected to recover as the bonds approach maturity.